TCW/DW LATIN AMERICAN GROWTH FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                   10048
LETTER TO THE SHAREHOLDERS JULY 31, 1997

DEAR SHAREHOLDER:

As of July 28, 1997, TCW/DW Latin American Growth Fund began offering four classes of shares: A, B, C, and D, each with its own sales charge and distribution fee structure. Fund shares held prior to July 28 were designated Class B shares. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

For the six-month period ended July 31, 1997, the Fund's Class B shares registered a total return of 34.96 percent, compared to 35.32 percent for the International Finance Corporation Investable Latin America Total Return Index. The Lipper Analytical Services, Inc. Latin American Funds Average total return for the same period was 32.64 percent.

MARKET OVERVIEW

The Latin American equity markets began 1997 on a strong note as robust corporate earnings growth and attractive valuations prompted strong capital inflows to the region. The region's markets then continued to rally during the second quarter as macroeconomic and political fundamentals continued to improve, while corporate earnings results were generally in line with expectations. Latin American stocks weathered a turbulent month in July as currency devaluations in other emerging markets induced concerns about the strength of the Brazilian currency. However, the markets rallied toward the end of the month as it became more evident that the Brazilian currency was not undergoing widespread speculation.

INDIVIDUAL MARKETS

BRAZIL

Brazilian equities continued to outperform the entire region, surging 56.1 percent in U.S. dollar terms during the period under review. This strength was fueled by continued progress on political and economic reforms, with virtually all of the country's large, state-owned companies

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1997, CONTINUED

in the process of privatization or deregulation. Roughly 80 percent of the Fund's Brazilian portfolio is invested in these state-owned companies, on expectations that privatization will lead to improved profitability. The market was also bolstered by President Cardoso's announcement that privatization proceeds would be used to reduce the fiscal deficit. Although currency devaluations in Southeast Asia initially sent tremors through the market, after a few days of increased trading in Brazilian foreign exchange futures, an increase in interest rates and a sharp stock market drop, it became evident that there was simply not enough investor interest to pressure the currency. Subsequently, stock prices rebounded and interest rates declined to previous levels.

MEXICO

The Mexican equity market rose a strong 39 percent in U.S. dollar terms. After lagging behind most of the other Latin American markets in the first quarter, Mexican stocks have recently shown good strength. The Fund's Mexican holdings have increasingly been geared toward interest-rate-sensitive sectors, given that automobile and retail sales as well as construction and unemployment figures all point to a modest recovery in consumer confidence. Moreover, interest rates continued their downward trend, helped by lower inflation, which is currently running at less than 1 percent per month.

ARGENTINA

The Argentine equity market rose 23 percent during the period as robust economic growth (eight percent year-over-year for the first quarter) continued to foster a favorable outlook for corporate earnings growth. The market was also bolstered in April by a Standard & Poor's rating upgrade of leading Argentine bank corporate bonds to investment grade, allowing for a positive re-rating of the whole equity market. The recent offering of a five-year Argentine global bond at only 185 basis points over U.S. Treasury notes indicates that investors perceive that the risk of default by the Argentine government is declining.

CHILE

The Chilean equity market gained 22 percent during the period as an initial decline in inflationary pressure allowed the central bank to reduce real short-term interest rates from 7.25 percent to 6.75 percent. Although economic indicators suggest that growth is indeed moderating to a more sustainable pace, a higher-than-expected increase in economic activity and monthly inflation has dampened expectations of additional near-term interest-rate reductions. The consensus forecast for 1997 gross domestic product (GDP) growth is 5.5 percent, compared to 7.1 percent in 1996.

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1997, CONTINUED

VENEZUELA

Following a full 92 percent gain witnessed during the Fund's 1996 fiscal year, the Venezuelan equity market gained an additional 41 percent in the six months ended July 31. This gain is primarily attributable to continued improvement in macroeconomic and political fundamentals. The government estimated that GDP growth for the first half of 1997 was about three percent year-over-year, after rising only 1 percent year-over-year the first quarter and contracting by two percent during 1996. Other positive news included an adjustment in gasoline and electricity prices, and an announcement that privatization of state-owned steel and aluminum companies was targeted for later this year.

PERU

The Peruvian equity market jumped 33 percent during the period, fueled by stronger than expected economic growth of seven percent in the first half of the year, versus less than two percent GDP during the same period last year. More importantly, the recovery is broad based and includes the construction, manufacturing and mining sectors. At the same time, twelve-month inflation slowed to nine percent in July, compared to 12 percent during the same period last year. While macroeconomic data and corporate earnings growth prospects remain encouraging, the recent decline in equity prices partly reflects President Fujimori's deteriorating popularity in the wake of several political scandals.

COLOMBIA

The Colombian equity market gained 19 percent during the period. Annual inflation has dropped from 22 percent at the end of last year to 18 percent in the last twelve months. This makes the government's target of an 18 percent inflation figure for the full year attainable and further interest-rate cuts by the central bank likely. However, the rally in Colombian stocks has been tempered by concerns that corporate earnings growth will prove lackluster this year, as the economic recovery is only beginning to take root following the recession experienced in the last quarter of 1996 and early this year.

THE PORTFOLIO

In terms of country allocation, the Fund's investments as of July 31, 1997, were spread among Brazil (37.5 percent), Mexico (30.8 percent), Argentina (10.1 percent), Chile (8.6 percent), Venezuela (4.0 percent), Peru (3.9 percent) and Colombia (2.6 percent). The Fund maintained a cash position of approximately two percent.

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JULY 31, 1997, CONTINUED

OUTLOOK

Due to the strong performance in the first half of the year and the region's expected strong economic growth, the Fund's adviser, TCW Funds Management, Inc.
(TCW), believes that Latin American valuation levels remain reasonable. In addition, TCW expects further gains from these markets to be fueled by annual earnings growth in excess of 20 percent in U.S. dollar terms for 1997 and 1998 calendar years.

We appreciate your support of TCW/DW Latin American Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED)

    NUMBER OF
     SHARES                                             VALUE
------------------------------------------------------------------
                   COMMON AND PREFERRED
                   STOCKS (97.5%)
                   ARGENTINA (10.1%)
                   BANKS
          88,195   Banco de Galicia y Buenos
                     Aires S.A. de C.V. (ADR)....  $     2,767,118
         101,705   Banco Frances del Rio de la
                     Plata S.A. (ADR)............        3,610,527
                                                   ---------------
                                                         6,377,645
                                                   ---------------
                   ELECTRIC
          86,000   Capex S.A.....................          739,741
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         315,363   Molinos Rio de la Plata S.A.
                     (Class B)*..................        1,167,065
                                                   ---------------
                   MULTI-INDUSTRY
       1,367,064   Perez Companc S.A. (Class
                     B)..........................       11,225,728
                                                   ---------------
                   OIL RELATED
         289,764   Yacimentos Petroliferos
                     Fiscales S.A. (ADR).........        9,381,110
                                                   ---------------
                   REAL ESTATE
         234,752   Inversiones y Representaciones
                     S.A. (Class B)..............        1,026,061
                                                   ---------------
                   STEEL
       1,178,780   Siderca S.A. (Class A)........        3,195,101
                                                   ---------------
                   TELECOMMUNICATIONS
          72,103   Telecom Argentina
                     Stet - France
                     Telecom S.A.................          416,113
          16,200   Telecom Argentina
                     Stet - France
                     Telecom S.A. (ADR)..........          936,563
          82,785   Telefonica de Argentina S.A.
                     (ADR).......................        3,285,530
                                                   ---------------
                                                         4,638,206
                                                   ---------------

                   TOTAL ARGENTINA...............       37,750,657
                                                   ---------------
                   BRAZIL (37.5%)
                   BANKING
     197,490,305   Banco Bradesco S.A. (Pref.)...        2,142,867
       3,183,200   Banco Itau S.A. (Pref.).......        1,884,229
                                                   ---------------
                                                         4,027,096
                                                   ---------------
                   BREWERY
       5,966,564   Companhia Cervejaria Brahma
                     (Pref.)*....................        4,517,982
                                                   ---------------

    NUMBER OF
     SHARES                                             VALUE
------------------------------------------------------------------
                   BUILDING MATERIALS
       4,899,000   Companhia Cimento Portland
                     Itau (Pref.)................  $     1,606,007
                                                   ---------------
                   ELECTRIC
     152,900,000   Companhia Paranaense de
                     Energia - Copel (Pref.).....        2,901,556
                                                   ---------------
                   FINANCIAL SERVICES
       4,771,000   Itausa Investimentos Itau S.A.
                     (Pref.).....................        4,626,050
                                                   ---------------
                   METALS & MINING
         322,858   Companhia Vale do Rio Doce
                     S.A. (Pref.)................        8,467,234
                                                   ---------------
                   MISCELLANEOUS
       3,026,600   Encorpar S.A.*................               --
                                                   ---------------
                   OIL & GAS
      49,900,000   Petrobras Distribuidora S.A.
                     (Pref.).....................        1,645,055
      61,693,000   Petroleo Brasileiro S.A.
                     (Pref.).....................       18,743,187
                                                   ---------------
                                                        20,388,242
                                                   ---------------
                   PAPER & FOREST PRODUCTS
         679,000   Industrias Klabin de Papel e
                     Celulose S.A. (Pref.).......          764,965
                                                   ---------------
                   STEEL & IRON
         125,900   Usinas Siderurgicas de Minas
                     Gerais S.A. (Pref.).........        1,469,550
                                                   ---------------
                   TELECOMMUNICATIONS
      49,422,000   Telecomunicacoes Brasileiras
                     S.A.........................        6,776,870
          63,300   Telecomunicacoes Brasileiras
                     S.A. (ADR)..................        9,392,138
     263,183,140   Telecomunicacoes Brasileiras
                     S.A. (Pref.)................       39,128,715
      17,663,300   Telecomunicacoes de
                     Sao Paulo S.A. (Pref.)*.....        6,035,110
         769,727   Telecomunicacoes de
                     Sao Paulo S.A. (Pref.)
                     (RCP)*......................          256,599
                                                   ---------------
                                                        61,589,432
                                                   ---------------
                   TEXTILES
       3,026,600   Companhia de Tecidos Norte de
                     Minas (Pref.)...............        1,140,320
                                                   ---------------
                   UTILITIES - ELECTRIC
      10,222,338   Centrais Electricas
                     Brasileiras S.A.............        5,569,376
       9,905,403   Centrais Electricas
                     Brasileiras S.A. (Pref.)....        5,854,149
          55,356   Companhia Energetica de Minas
                     Gerais S.A. (ADR) -
                     144A**......................        3,113,775

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

    NUMBER OF
     SHARES                                             VALUE
------------------------------------------------------------------
      71,771,000   Companhia Energetica de Minas
                     Gerais S.A.(Pref.)..........  $     4,042,877
         125,775   Companhia Energetica de Minas
                     Gerais S.A. (Pref.) (ADR)...        7,074,844
       5,993,900   Light Participacoes S.A.......        2,712,172
                                                   ---------------
                                                        28,367,193
                                                   ---------------

                   TOTAL BRAZIL..................      139,865,627
                                                   ---------------
                   CHILE (8.6%)
                   BANKS
          47,350   Banco BHIF (ADR)*.............        1,006,187
          86,800   Banco Santander Chile (ADR)...        1,367,100
                                                   ---------------
                                                         2,373,287
                                                   ---------------
                   BUILDING & CONSTRUCTION
          92,000   Madeco S.A. (ADR).............        2,219,500
                                                   ---------------
                   CHEMICALS
          15,730   Sociedad Quimica y Minera de
                     Chile S.A. (ADR)............          956,581
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         112,340   Embotelladora Andina S.A.
                     (Series A) (ADR)............        2,387,225
         112,340   Embotelladora Andina S.A.
                     (Series B) (ADR)............        2,317,012
          53,400   Vina Concha Y Toro (ADR)......        1,622,025
                                                   ---------------
                                                         6,326,262
                                                   ---------------
                   INVESTMENT COMPANIES
          94,453   Genesis Chile Fund Ltd........        4,817,103
       1,713,809   The Five Arrows Chile
                     Investment Trust Ltd........        5,715,553
                                                   ---------------
                                                        10,532,656
                                                   ---------------
                   SUPERMARKETS
          28,500   Santa Isabel S.A. (ADR).......          783,750
          34,630   Supermercados Unimarc S.A.
                     (ADR)*......................          599,532
                                                   ---------------
                                                         1,383,282
                                                   ---------------
                   TELECOMMUNICATIONS
          88,145   Compania de Telecomunicaciones
                     de Chile S.A. (ADR).........        2,903,276
                                                   ---------------
                   UTILITIES - ELECTRIC
          54,054   Chilgener S.A. (ADR)..........        1,608,106
          65,584   Enersis S.A. (ADR)............        2,438,905
                                                   ---------------
                                                         4,047,011
                                                   ---------------

    NUMBER OF
     SHARES                                             VALUE
------------------------------------------------------------------
                   UTILITIES - GAS
          49,500   Chilectra S.A.
                     (ADR) - 144A**..............  $     1,500,494
                                                   ---------------

                   TOTAL CHILE...................       32,242,349
                                                   ---------------

                   COLOMBIA (2.6%)
                   BANKING
         314,296   Banco de Bogota...............        1,876,522
          59,000   Banco Industrial Colombiano
                     S.A. (ADR)..................        1,003,000
                                                   ---------------
                                                         2,879,522
                                                   ---------------
                   BUILDING & CONSTRUCTION
          57,800   Cementos Diamante S.A. (ADR) -
                     144A**......................          823,650
         160,529   Compania de Cementos Argos
                     S.A.........................        1,210,669
                                                   ---------------
                                                         2,034,319
                                                   ---------------
                   FINANCIAL SERVICES
         114,868   Compania Suramericana de
                     Seguros S.A.................        2,897,999
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         149,299   Compania Nacional de
                     Chocolates S.A..............        1,306,936
                                                   ---------------
                   RETAIL
         193,527   Almacenes Exito S.A...........          668,952
                                                   ---------------

                   TOTAL COLOMBIA................        9,787,728
                                                   ---------------

                   MEXICO (30.8%)
                   AUTOMOTIVE
          56,440   Sanluis Corporacion S.A. de
                     C.V. (Units)++..............          437,486
                                                   ---------------
                   BANKING
       1,006,688   Grupo Financiero Inbursa S.A.
                     de C.V. (B Shares)..........        4,841,579
                                                   ---------------
                   BUILDING & CONSTRUCTION
         136,700   Empresas ICA Sociedad
                     Controladora S.A. de C.V.
                     (ADR)*......................        2,563,125
                                                   ---------------
                   BUILDING MATERIALS
         568,300   Apasco S.A. de C.V............        4,361,473
       1,871,200   Cemex S.A. de C.V. (B
                     Shares).....................       10,555,119
                                                   ---------------
                                                        14,916,592
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

    NUMBER OF
     SHARES                                             VALUE
------------------------------------------------------------------
                   CONGLOMERATES
       1,052,699   Grupo Carso S.A. de C.V.
                     (Series A1)*................  $     8,402,202
       1,388,380   Grupo Industria Alfa S.A. de
                     C.V. (A Shares).............       11,365,608
                                                   ---------------
                                                        19,767,810
                                                   ---------------
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         138,500   Empresas la Moderna S.A. de
                     C.V. (ADR)..................        3,055,656
         456,500   Fomento Economico Mexicano
                     S.A. de C.V. (B Shares).....        3,655,270
         458,900   Grupo Industrial Bimbo S.A. de
                     C.V. (Series A).............        3,668,617
         497,800   Grupo Modelo S.A. de C.V.
                     (Series C)..................        4,616,334
         516,800   Jugos del Valle S.A. de C.V.
                     (Series B)..................        1,004,779
         107,900   Panamerican Beverages, Inc.
                     (Class A)...................        3,614,650
                                                   ---------------
                                                        19,615,306
                                                   ---------------
                   MEDIA GROUP
         143,310   Grupo Televisa S.A. (GDR)*....        4,397,826
                                                   ---------------
                   METALS & MINING
         244,844   Tubos de Acero de Mexico S.A.
                     de C.V. (ADR)*..............        4,606,128
                                                   ---------------
                   MULTI-INDUSTRY
         441,800   DESC S.A. de C.V. (Series
                     B)..........................        4,057,462
                                                   ---------------
                   PAPER & FOREST PRODUCTS
       2,136,900   Kimberly-Clark de Mexico S.A.
                     de C.V. (A Shares)..........       10,113,239
                                                   ---------------
                   RETAIL
         510,868   Cifra S.A. de C.V. (Series
                     A)*.........................          961,880
       4,176,918   Cifra S.A. de C.V. (Series
                     C)*.........................        7,212,637
                                                   ---------------
                                                         8,174,517
                                                   ---------------
                   TELECOMMUNICATIONS
         381,173   Telefonos de Mexico S.A. de
                     C.V. (Series L) (ADR).......       21,155,101
                                                   ---------------
                   TOTAL MEXICO..................      114,646,171
                                                   ---------------

    NUMBER OF
     SHARES                                             VALUE
------------------------------------------------------------------

                   PERU (3.9%)
                   BREWERY
       1,909,060   Union de Cervecerias Peruanas
                     Backus & Johnston S.A. (T
                     Shares).....................  $     1,634,691
                                                   ---------------
                   BUILDING MATERIALS
         928,724   Cementos Lima, S.A............        1,961,846
                                                   ---------------
                   FINANCIAL SERVICES
         140,903   Credicorp Ltd. (ADR)..........        2,712,379
                                                   ---------------
                   METALS & MINING
         183,144   Companhia de Minas
                     Buenaventura S.A. (A
                     Shares).....................        1,499,142
          45,786   Companhia de Minas
                     Buenaventura S.A. (B
                     Shares).....................          412,091
          43,000   Compania de Minas Buenaventura
                     S.A. (ADR)*.................          779,375
                                                   ---------------
                                                         2,690,608
                                                   ---------------
                   TELECOMMUNICATIONS
          12,100   CPT Telefonica del Peru S.A.
                     (ADR).......................          298,719
       2,102,220   CPT Telefonica del Peru S.A.
                     (B Shares)..................        5,162,374
                                                   ---------------
                                                         5,461,093
                                                   ---------------

                   TOTAL PERU....................       14,460,617
                                                   ---------------

                   VENEZUELA (4.0%)
                   FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
         163,100   Mavesa (ADR)..................        1,651,388
                                                   ---------------
                   STEEL & IRON
         295,900   Siderurgica Venezolana Sivens
                     S.A. de C.V. (ADR)..........        1,612,063
          12,355   Siderurgica Venezolana
                     Sivensa, Saica S.A.C.A.
                     (ADR) (Series B) - 144A**...           61,775
                                                   ---------------
                                                         1,673,838
                                                   ---------------
                   TELECOMMUNICATIONS
          83,925   Compania Anonima Nacional
                     Telefonos de Venezuela
                     (ADR)*......................        3,661,228
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

    NUMBER OF
     SHARES                                             VALUE
------------------------------------------------------------------
                   UTILITIES - ELECTRIC
       4,852,759   C.A. la Electricidad de
                     Caracas S.A.C.A.............  $     7,922,672
                                                   ---------------

                   TOTAL VENEZUELA...............       14,909,126
                                                   ---------------

TOTAL COMMON AND PREFERRED
STOCKS
(IDENTIFIED COST
$214,931,605) (A)...........       97.5%   363,662,275

CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES.......        2.5      9,155,096
                                  -----   ------------

NET ASSETS..................      100.0%  $372,817,371
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
GDR  Global Depository Receipt.
RCP  Receipt Shares.
 *   Non-income producting security.
**   Resale is restricted to qualified institutional investors.
++ Consists of one or more than one class of securities traded together as a unit; common stocks with attached warrants.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $152,172,024 and the aggregate gross unrealized depreciation is $3,441,354, resulting in net unrealized appreciation of $148,730,670.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 1997:

                                                UNREALIZED
                           IN       DELIVERY  APPRECIATION/
CONTRACTS TO RECEIVE  EXCHANGE FOR    DATE     DEPRECIATION
------------------------------------------------------------
MXN 5,274,332         $    674,640  08/04/97         --

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
SUMMARY OF INVESTMENTS JULY 31, 1997 (UNAUDITED)

                                                                                                             PERCENT OF
INDUSTRY                                                                                     VALUE           NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Automotive...........................................................................  $          437,486           0.1%
Banking..............................................................................          11,748,198           3.2
Banks................................................................................           8,750,933           2.3
Brewery..............................................................................           6,152,673           1.7
Building & Construction..............................................................           6,816,944           1.8
Building Materials...................................................................          18,484,446           5.0
Chemicals............................................................................             956,581           0.3
Conglomerates........................................................................          19,767,810           5.3
Electric.............................................................................           3,641,296           1.0
Financial Services...................................................................          10,236,428           2.7
Food, Beverage, Tobacco & Household Products.........................................          30,066,957           8.1
Investment Companies.................................................................          10,532,656           2.8
Media Group..........................................................................           4,397,826           1.2
Metals & Mining......................................................................          15,763,969           4.2
Multi-Industry.......................................................................          15,283,191           4.1
Oil & Gas............................................................................          20,388,242           5.5
Oil Related..........................................................................           9,381,109           2.5
Paper & Forest Products..............................................................          10,878,203           2.9
Real Estate..........................................................................           1,026,061           0.3
Retail...............................................................................           8,843,469           2.4
Steel................................................................................           3,195,101           0.9
Steel & Iron.........................................................................           3,143,388           0.8
Supermarkets.........................................................................           1,383,282           0.4
Telecommunications...................................................................          99,408,336          26.6
Textiles.............................................................................           1,140,320           0.3
Utilities - Electric.................................................................          40,336,876          10.7
Utilities - Gas......................................................................           1,500,494           0.4
                                                                                       ------------------           ---
                                                                                       $      363,662,275          97.5%
                                                                                       ------------------           ---
                                                                                       ------------------           ---

                                                                                                             PERCENT OF
TYPE OF INVESTMENT                                                                           VALUE           NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Common Stocks........................................................................  $      251,360,979          67.4%
Preferred Stocks.....................................................................         112,301,296          30.1
                                                                                       ------------------           ---
                                                                                       $      363,662,275          97.5%
                                                                                       ------------------           ---
                                                                                       ------------------           ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $214,931,605)............................  $ 363,662,275
Cash........................................................      8,349,911
Receivable for:
    Dividends...............................................      1,653,179
    Shares of beneficial interest sold......................      1,137,666
    Investments sold........................................        806,504
    Interest................................................         28,662
    Foreign withholding taxes reclaimed.....................         15,616
Deferred organizational expenses............................         16,391
Prepaid expenses............................................         61,009
                                                              -------------
     TOTAL ASSETS...........................................    375,731,213
                                                              -------------
LIABILITIES:
Payable for:
    Investments purchased...................................      1,778,792
    Plan of distribution fee................................        306,113
    Shares of beneficial interest repurchased...............        258,191
    Management fee..........................................        229,586
    Investment advisory fee.................................        153,057
Accrued expenses............................................        188,103
                                                              -------------
     TOTAL LIABILITIES......................................      2,913,842
                                                              -------------
     NET ASSETS.............................................  $ 372,817,371
                                                              -------------
                                                              -------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $ 334,819,579
Net unrealized appreciation.................................    148,724,879
Accumulated undistributed net investment income.............        424,902
Accumulated net realized loss...............................   (111,151,989)
                                                              -------------
     NET ASSETS.............................................  $ 372,817,371
                                                              -------------
                                                              -------------
CLASS A SHARES:
Net Assets..................................................        $31,999
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...          2,066
     NET ASSET VALUE PER SHARE..............................         $15.49
                                                              -------------
                                                              -------------
     MAXIMUM OFFERING PRICE PER SHARE
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......         $16.35
                                                              -------------
                                                              -------------
CLASS B SHARES:
Net Assets..................................................  $ 372,669,696
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...     24,068,161
     NET ASSET VALUE PER SHARE..............................         $15.48
                                                              -------------
                                                              -------------
CLASS C SHARES:
Net Assets..................................................       $105,481
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...          6,810
     NET ASSET VALUE PER SHARE..............................         $15.49
                                                              -------------
                                                              -------------
CLASS D SHARES:
Net Assets..................................................        $10,195
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...            658
     NET ASSET VALUE PER SHARE..............................         $15.49
                                                              -------------
                                                              -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JULY 31, 1997* (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $301,022 foreign withholding tax).........  $ 5,164,798
Interest....................................................      155,661
                                                              -----------
     TOTAL INCOME...........................................    5,320,459
                                                              -----------

EXPENSES
Plan of distribution fee (Class B Shares)...................    1,556,266
Management fee..............................................    1,167,203
Investment advisory fee.....................................      778,135
Custodian fees..............................................      305,160
Transfer agent fees and expenses............................      292,514
Foreign exchange provisional tax............................       74,213
Professional fees...........................................       42,132
Shareholder reports and notices.............................       41,162
Registration fees...........................................       21,832
Organizational expenses.....................................       19,412
Trustees' fees and expenses.................................       16,892
Other.......................................................        8,656
                                                              -----------
     TOTAL EXPENSES.........................................    4,323,577
                                                              -----------
     NET INVESTMENT INCOME..................................      996,882
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
    Investments.............................................   11,827,009
    Foreign exhange transactions............................      (16,876)
                                                              -----------
     NET GAIN...............................................   11,810,133
                                                              -----------
Net change in unrealized appreciation/depreciation on:
    Investments.............................................   82,685,998
    Net translation of other assets and liabilities
      denominated in foreign currencies.....................       (5,126)
                                                              -----------
     NET APPRECIATION.......................................   82,680,872
                                                              -----------
     NET GAIN...............................................   94,491,005
                                                              -----------
NET INCREASE................................................  $95,487,887
                                                              -----------
                                                              -----------

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FOR THE
                                                                                    YEAR
                                                                FOR THE SIX         ENDED
                                                                MONTHS ENDED     JANUARY 31,
                                                               JULY 31, 1997*       1997
--------------------------------------------------------------------------------------------

                                                                (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)................................    $      996,882   $  (744,793)
Net realized gain (loss)....................................        11,810,133    (7,342,055)
Net change in unrealized appreciation.......................        82,680,872    57,021,883
                                                              ----------------   -----------

     NET INCREASE...........................................        95,487,887    48,935,035
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................         6,486,260   (39,157,667)
                                                              ----------------   -----------

     NET INCREASE...........................................       101,974,147     9,777,368

NET ASSETS:
Beginning of period.........................................       270,843,224   261,065,856
                                                              ----------------   -----------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $424,902 AND A NET INVESTMENT LOSS OF $571,980,
    RESPECTIVELY)...........................................    $  372,817,371   $270,843,224
                                                              ----------------   -----------
                                                              ----------------   -----------

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Latin American issuers. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date the income is earned or expenses and realized and unrealized gains and losses are incurred. Distribution fees are charged directly to the respective class.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager") paid the organizational expenses in the amount of approximately $244,000 which have been reimbursed in the amount of $200,000. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.72% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's book and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million and 0.48% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act. The plan provided that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $20,539,940 at July 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended July 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended July 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $614,312. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 1997 aggregated $42,751,971 and $37,720,100, respectively.

Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At July 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $26,000.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                          JULY 31, 1997                  FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                       JANUARY 31, 1997
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................        2,066   $       31,807       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS B SHARES
Sold.............................................................    3,522,806       47,454,040     2,700,960   $ 27,087,984
Redeemed.........................................................   (3,070,666)     (41,114,188)   (6,631,601)   (66,245,651)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)--Class B.................................      452,140        6,339,852    (3,930,641)   (39,157,667)
                                                                   -----------   --------------   -----------   ------------
CLASS C SHARES*
Sold.............................................................        6,810          104,583       --             --
                                                                   -----------   --------------   -----------   ------------
CLASS D SHARES*
Sold.............................................................          658           10,018       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) in Fund..................................      461,674   $    6,486,260    (3,930,641)  $(39,157,667)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------
*  For the period July 28, 1997 (issue date) through July 31, 1997.

7. FEDERAL INCOME TAX STATUS

At January 31, 1997, the Fund had a net capital loss carryover of approximately $114,149,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through January 31 in the following years:

            AMOUNT IN THOUSANDS
  ---------------------------------------
     2003          2004          2005
  -----------   -----------   -----------
  $     4,864   $    92,050   $    17,235
  -----------   -----------   -----------
  -----------   -----------   -----------

Foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $41,000 during fiscal 1997.

As of January 31, 1997, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 1997 (UNAUDITED) CONTINUED

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At July 31, 1997, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan N.A., the Fund's custodian.

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                       FOR THE SIX                                                               DECEMBER 30,
                                      MONTHS ENDED                FOR THE YEAR ENDED JANUARY 31,                    1992*
                                     JULY 31, 1997**   -----------------------------------------------------       THROUGH
                                       (UNAUDITED)        1997          1996          1995          1994       JANUARY 31, 1993
-------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................      $ 11.47         $    9.48     $    9.35     $   16.05     $    9.56       $ 10.00
                                     ---------------   -----------   -----------   -----------   -----------       -------

Net investment income (loss).......         0.04             (0.04)        (0.06)        (0.17)        (0.04)        (0.01)

Net realized and unrealized gain
 (loss)............................         3.97              2.03          0.19         (6.21)         6.68         (0.43)
                                     ---------------   -----------   -----------   -----------   -----------       -------

Total from investment operations...         4.01              1.99          0.13         (6.38)         6.64         (0.44)

Less distributions from net
 realized gain.....................      --                --            --              (0.32)        (0.15)      --
                                     ---------------   -----------   -----------   -----------   -----------       -------

Net asset value, end of period.....      $ 15.48         $   11.47     $    9.48     $    9.35     $   16.05       $  9.56
                                     ---------------   -----------   -----------   -----------   -----------       -------
                                     ---------------   -----------   -----------   -----------   -----------       -------

TOTAL INVESTMENT RETURN+...........        34.96%(1)         20.99%         1.39%       (40.12)%       69.49%        (4.30)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         2.78%(2)          2.78%         2.98%         2.87%         2.89%         3.08%(2)

Net investment income (loss).......         0.64%(2)         (0.29)%       (0.61)%       (1.46)%       (0.90)%       (1.08)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................      $372,670        $ 270,843     $ 261,066     $ 294,774     $ 325,956       $69,611

Portfolio turnover rate............           12%(1)            29%           64%          145%          111%            1%(1)

Average commission rate paid.......      $0.0003         $  0.0002       --            --            --            --

---------------------
 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                         JULY 31, 1997
----------------------------------------------------------------------------------------

CLASS A SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 15.22
                                                                            -------

Net investment income.................................................         0.02

Net realized and unrealized gain......................................         0.25
                                                                            -------

Total from investment operations......................................         0.27
                                                                            -------

Net asset value, end of period........................................      $ 15.49
                                                                            -------
                                                                            -------

TOTAL INVESTMENT RETURN+..............................................         1.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.93%(2)

Net investment income.................................................        14.02%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $    32

Portfolio turnover rate...............................................           12%(1)

Average commission rate paid..........................................      $0.0003

CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 15.22
                                                                            -------

Net investment income.................................................         0.02

Net realized and unrealized gain......................................         0.25
                                                                            -------

Total from investment operations......................................         0.27
                                                                            -------

Net asset value, end of period........................................      $ 15.49
                                                                            -------
                                                                            -------

TOTAL INVESTMENT RETURN+..............................................         1.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.68%(2)

Net investment income.................................................        20.48%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $   105

Portfolio turnover rate...............................................           12%(1)

Average commission rate paid..........................................      $0.0003

---------------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                     FOR THE PERIOD
                                     JULY 28, 1997*
                                         THROUGH
                                      JULY 31, 1997
----------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................      $ 15.22
                                         -------

Net investment income..............         0.02

Net realized and unrealized gain...         0.25
                                         -------

Total from investment operations...         0.27
                                         -------

Net asset value, end of period.....      $ 15.49
                                         -------
                                         -------

TOTAL INVESTMENT RETURN+...........         1.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         1.68%(2)

Net investment income..............        18.47%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................      $    10

Portfolio turnover rate............           12%(1)

Average commission rate paid.......      $0.0003

---------------------
 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc L. Stern


OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and
General Counsel

Michael P. Reilly
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER
Dean Witter Services Company Inc.


ADVISER
TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


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     LATIN AMERICAN
     GROWTH FUND

     [GRAPHIC]

     SEMIANNUAL REPORT
     July 31, 1997